Events After The Reporting Period (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of non-adjusting events after reporting period
Proceeds from disposals of property, plant and equipment		$ 85	$ 15
Assets held for sale		0	$ 13
PAC Service S.p.A
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary	67.00%		33.00%
Cash paid	$ 15	$ 0	$ 15	€ 10	€ 10
RENO DE MEDICI S.p.A.
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary		58.00%